Common Stock Options (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of shares available for future grant	66,000
Award vesting period	6 months
Award expiration period	10 years
Weighted average grant-date fair value, options granted (in usd per share)	$ 4.43	$ 4.04
Intrinsic value of options exercised			$ 91,721
Stock option expense	75,310	84,840	0
Amount received for exercise of options	$ 0	$ 0	$ 99,550